TAXATION (Schedule of Significant Components of Provision for Income Taxes on Earnings) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Deferred:
Provision for income tax expenses (benefits)	¥ 9,614	$ 1,478	¥ 5,911	¥ (118,963)
PRC
Current:
CurrentIncomeTaxExpenseBenefit	11,648		4,881	8,562
Deferred:
DeferredIncomeTaxExpenseBenefit	(2,161)		1,030	(127,525)
U.S.
Current:
CurrentIncomeTaxExpenseBenefit	93		0	0
Deferred:
DeferredIncomeTaxExpenseBenefit	¥ 34		¥ 0	¥ 0